Long Term Debt (Details) - USD ($)				1 Months Ended		12 Months Ended
	Jan. 14, 2025	May 03, 2023	Jun. 18, 2021	Feb. 29, 2024	Jul. 31, 2003	Dec. 31, 2024	Dec. 31, 2023	Nov. 13, 2024
Long Term Debt [Line Items]
Aggregate principal amount			$ 625,000,000
Aggregate principal amount including over allotment			75,000,000
Pro rata share rate								92.94%
Principal and interest						$ 291,600,000
Open-market transactions							$ 36,536,000
Extinguishment of debt							37,878,000
Net carrying value						210,727,000
Unamortized debt discount						2,423,000
Interest expense						5,826,000	5,976,000
Restricted cash						49,026,000	73,234,000
Expected payments, receivables one year						161,400,000
Expected payments, receivables two year						96,800,000
Expected payments, receivables third year						108,100,000
Total redemption price						251,529,000	208,476,000
Net of unamortized debt issuance costs						$ 381,366,000	626,583,000
Trust preferred securities					$ 10,000,000
Convertible Senior Notes [Member]
Long Term Debt [Line Items]
Aggregate principal amount			625,000,000
Aggregate principal amount including over allotment			75,000,000
Principal and interest			$ 291,600,000
Interest rate, description						the Notes bore interest at a rate of 0.75% per annum, payable semiannually in arrears on January 1 and July 1 of each year, beginning on January 1, 2022.
Debt issuance costs						$ 608,900,000
Repurchased principal amount							74,200,000
Open-market transactions							36,500,000
Extinguishment of debt							37,900,000
Reorganization items, net						2,400,000
Net carrying value						290,500,000	286,800,000
Unamortized debt discount							3,700,000
Interest expense						$ 3,400,000	4,300,000
Effective interest rate						1.30%
Financing of Beneficial Interests in Securitizations [Member]
Long Term Debt [Line Items]
Net of unamortized debt issuance costs						$ 17,700,000	15,378,000
Junior Subordinated Debt [Member]
Long Term Debt [Line Items]
Net of unamortized debt issuance costs						10,310,000	10,310,000
Owned finance subsidiary rate					100.00%
Variable rate					3.05%
Maturity date					Oct. 07, 2033
Subsequent Event [Member]
Long Term Debt [Line Items]
Pro rata share rate	92.94%
Principal amount outstanding	$ 290,500,000
Securitization Debt of Consolidated VIEs
Long Term Debt [Line Items]
Restricted cash						29,200,000	28,500,000
Total redemption price				$ 35,600,000
United Auto Credit Corporation [Member]
Long Term Debt [Line Items]
Beneficial interests		$ 24,500,000
Received proceeds		$ 24,100,000
Expected Repurchases Period Start		March 2025
Expected Repurchases Period End		September 2029
United Auto Credit Corporation [Member] | Financing of Beneficial Interests in Securitizations [Member]
Long Term Debt [Line Items]
Net of unamortized debt issuance costs						17,700,000	15,400,000
Collateral pledged facility						$ 18,300,000	$ 15,800,000
2024-1 securitization transaction [Member]
Long Term Debt [Line Items]
Beneficial interests		$ 15,800,000
Received proceeds		$ 15,600,000
Expected Repurchases Period Start		August 2026
Expected Repurchases Period End		November 2030